Fair Value Measurements - Schedule of Assets Held in Trust Account (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 239,042,295	$ 0
Liabilities [Abstract]
PIPE Subscription Agreements Liability	15,274,088	$ 0
Level 1 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	239,042,295
Liabilities [Abstract]
PIPE Subscription Agreements Liability	0
Level 2 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	0
Liabilities [Abstract]
PIPE Subscription Agreements Liability	0
Level 3 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	0
Liabilities [Abstract]
PIPE Subscription Agreements Liability	$ 15,274,088